                                   ROPES & GRAY
                              One International Place
                                 Boston, MA 02110
                                Tel: (617) 951-7000
                                Fax: (617) 951-7050


                                            May 8, 2000


ELECTRONIC SUBMISSION - VIA EDGAR
------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re:   Barr Rosenberg Series Trust (the "Trust");
       (File Nos. 33-21677 and 811-5547);
        Rule 497(j) Filing

Ladies and Gentlemen:

        This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A relating to the AXA Rosenberg Enhanced 500 Fund, the AXA Rosenberg International Equity Fund and the AXA Rosenberg Global Market Neutral Fund, which was filed by electronic transmission on May 1, 2000.

        If you have any questions regarding this filing, please do not hesitate to contact the undersigned.


                                            Sincerely,

                                            JOHN B. MCGINTY, JR.

                                            John B. McGinty, Jr.

cc: Edward H. Lyman, Esq.
    William Wiebe, Esq.
    Linda Kuroda
    J.B. Kittredge, Jr., Esq.